Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities
Deferred tax assets and liabilities

18.Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities at 31 December 2025 and 2024 are attributable to the following:

	Assets		Liabilities		Net
	2025	2024	2025	2024	2025	2024
Depreciation & Capitalization and revaluation difference under Property, plant and equipment and intangible assets (*)	7,782,328	1,106,277	(33,367,949)	(14,146,064)	(25,585,621)	(13,039,787)
Derivative instruments	159,887	50,573	(37,234)	(587,642)	122,653	(537,069)
Reserve for defined benefit plan and provisions	2,320,514	2,873,058	(15,641)	(745)	2,304,873	2,872,313
Tax losses carried forward	3,431,552	1,385,541	—	—	3,431,552	1,385,541
Tax allowances (***)	5,195,964	2,763,246	(3,139)	—	5,192,825	2,763,246
Other assets and liabilities (**)	7,208,085	4,778,455	(400,378)	(1,772,324)	6,807,707	3,006,131
Deferred tax assets/(liabilities)	26,098,330	12,957,150	(33,824,341)	(16,506,775)	(7,726,011)	(3,549,625)
Offsetting	(18,017,497)	(9,635,262)	18,017,497	9,635,262	—	—
Net deferred tax assets/(liabilities)	8,080,833	3,321,888	(15,806,844)	(6,871,513)	(7,726,011)	(3,549,625)
(*)

As of 2025, inflation adjustment to be applied under the Turkish Tax Procedure Law has been postponed for the 2025, 2026 and 2027 fiscal years pursuant to Law No. 7571. Within this scope, the Company revalued its depreciable assets in accordance with Article 298/Ç of the Turkish Tax Procedure Law, and the resulting revaluation increase has been recognized in a reserve account in the statutory records.

(**)   Mainly comprises of loans, bonds, prepaid expenses and lease liabilities’ deferred tax effects.

(***) Tax exemptions consist of deferred taxes arising from investment incentive certificates and R&D exemptions.

Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2025 and 2024 were as follows:

	2025	2024
Opening balance, net	(3,549,625)	(2,187,291)
Income statement charge	(4,784,299)	(2,046,491)
Tax charge relating to components of other comprehensive income	(757,837)	(843,583)
Tax charge related to equity items	1,365,750	1,527,740
Closing balance, net	(7,726,011)	(3,549,625)

The Group did not recognize deferred income tax assets of TL 1,665,351 (31 December 2024: TL 3,186,203) in respect of tax losses amounting to TL 19,812,716 (31 December 2024: TL 16,218,576) that can be carried forward against future taxable income because it is not probable that future taxable profits will be available against which unrecognized tax losses can be utilized. The unused tax losses were incurred mainly by BeST.

18.Deferred tax assets and liabilities (continued)

Recognized deferred tax assets and liabilities (continued)

Unused tax losses will expire at the following dates:

	31 December	31 December
Expiration Date	2025	2024
2025	—	5,578,042
2026	304,911	235,165
2027	3,727,680	3,172,164
2028	2,128,973	828,929
2029	6,649,571	5,546,666
2030	6,463,909	355,136
2031	490,921	441,281
Indefinite	46,751	61,193
Total	19,812,716	16,218,576

Tax Advantages Obtained Within the Scope of the Investment Incentive System

Profits generated from the Group’s investments that are covered by an investment incentive certificate are subject to corporate income tax at reduced rates, starting from the financial year in which the investment is partially or fully put into operation, until the investment contribution amount is utilized in full. As a result of the recognition of such tax benefit as of 31 December 2025, deferred tax income of TRY 2,346,908 has been recognized in the consolidated statement of profit or loss for the period from 1 January to 31 December 2025.